BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 77,998	$ (3,590,169)
Net loss	(77,998)	3,590,169
Net current liability	4,703,213	4,430,933
Deficit on total equity	$ 71,367	$ 81,498	$ 3,066,724